DEFERRED REVENUE - PARTICIPATION AGREEMENTS: Schedule of License Co-Development Participation Agreements (Details)	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
License Co-Development Participation Agreements - Amount Funded	$ 2,940,000
License Co-Development Participation Agreements - Warrants | shares	8,370,000
License Co-Development Participation Agreements - Revenue Share	44.10%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 1,017,000
Agreement #1
License Co-Development Participation Agreements - Date of Funding	Apr. 13, 2020
License Co-Development Participation Agreements - Amount Funded	$ 100,000
License Co-Development Participation Agreements - Warrants | shares	300,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	1.50%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 0
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	40.00%
Agreement #2
License Co-Development Participation Agreements - Date of Funding	Apr. 13, 2020
License Co-Development Participation Agreements - Amount Funded	$ 150,000
License Co-Development Participation Agreements - Warrants | shares	450,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	2.25%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 0
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	40.00%
Agreement #3
License Co-Development Participation Agreements - Date of Funding	Apr. 13, 2020
License Co-Development Participation Agreements - Amount Funded	$ 150,000
License Co-Development Participation Agreements - Warrants | shares	450,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	2.25%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 0
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	40.00%
Agreement #4
License Co-Development Participation Agreements - Date of Funding	May 07, 2020
License Co-Development Participation Agreements - Amount Funded	$ 250,000
License Co-Development Participation Agreements - Warrants | shares	750,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	3.75%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 0
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	40.00%
Agreement #5
License Co-Development Participation Agreements - Date of Funding	Jun. 01, 2020
License Co-Development Participation Agreements - Amount Funded	$ 275,000
License Co-Development Participation Agreements - Warrants | shares	825,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.11
License Co-Development Participation Agreements - Revenue Share	4.13%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 82,500
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement #6
License Co-Development Participation Agreements - Date of Funding	Jun. 03, 2020
License Co-Development Participation Agreements - Amount Funded	$ 225,000
License Co-Development Participation Agreements - Warrants | shares	675,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.11
License Co-Development Participation Agreements - Revenue Share	3.38%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 67,500
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 7
License Co-Development Participation Agreements - Date of Funding	Jul. 08, 2020
License Co-Development Participation Agreements - Amount Funded	$ 100,000
License Co-Development Participation Agreements - Warrants | shares	300,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	1.50%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 30,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 8
License Co-Development Participation Agreements - Date of Funding	Aug. 24, 2020
License Co-Development Participation Agreements - Amount Funded	$ 125,000
License Co-Development Participation Agreements - Warrants | shares	375,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	1.88%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 37,500
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 9
License Co-Development Participation Agreements - Date of Funding	Sep. 14, 2020
License Co-Development Participation Agreements - Amount Funded	$ 150,000
License Co-Development Participation Agreements - Warrants | shares	450,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	2.25%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 45,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 10
License Co-Development Participation Agreements - Date of Funding	Sep. 15, 2020
License Co-Development Participation Agreements - Amount Funded	$ 50,000
License Co-Development Participation Agreements - Warrants | shares	150,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	0.75%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 15,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 11
License Co-Development Participation Agreements - Date of Funding	Sep. 15, 2020
License Co-Development Participation Agreements - Amount Funded	$ 50,000
License Co-Development Participation Agreements - Warrants | shares	150,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	0.75%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 15,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 12
License Co-Development Participation Agreements - Date of Funding	Sep. 25, 2020
License Co-Development Participation Agreements - Amount Funded	$ 300,000
License Co-Development Participation Agreements - Warrants | shares	450,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	4.50%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 420,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 13
License Co-Development Participation Agreements - Date of Funding	Oct. 08, 2020
License Co-Development Participation Agreements - Amount Funded	$ 500,000
License Co-Development Participation Agreements - Warrants | shares	1,500,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	7.50%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 150,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	40.00%
Agreement 14
License Co-Development Participation Agreements - Date of Funding	Oct. 04, 2020
License Co-Development Participation Agreements - Amount Funded	$ 100,000
License Co-Development Participation Agreements - Warrants | shares	30,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	1.50%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 30,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	40.00%
Agreement 15
License Co-Development Participation Agreements - Date of Funding	Oct. 08, 2020
License Co-Development Participation Agreements - Amount Funded	$ 250,000
License Co-Development Participation Agreements - Warrants | shares	750,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	3.75%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 75,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	40.00%
Agreement 16
License Co-Development Participation Agreements - Date of Funding	Oct. 09, 2020
License Co-Development Participation Agreements - Amount Funded	$ 50,000
License Co-Development Participation Agreements - Warrants | shares	150,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.12
License Co-Development Participation Agreements - Revenue Share	0.75%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 15,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	40.00%
Agreement 17
License Co-Development Participation Agreements - Date of Funding	Dec. 16, 2020
License Co-Development Participation Agreements - Amount Funded	$ 10,000
License Co-Development Participation Agreements - Warrants | shares	30,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.14
License Co-Development Participation Agreements - Revenue Share	0.15%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 3,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 18
License Co-Development Participation Agreements - Date of Funding	Jan. 22, 2021
License Co-Development Participation Agreements - Amount Funded	$ 40,000
License Co-Development Participation Agreements - Warrants | shares	120,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.14
License Co-Development Participation Agreements - Revenue Share	0.60%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 12,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 19
License Co-Development Participation Agreements - Date of Funding	Jan. 25, 2021
License Co-Development Participation Agreements - Amount Funded	$ 40,000
License Co-Development Participation Agreements - Warrants | shares	120,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.14
License Co-Development Participation Agreements - Revenue Share	0.06%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 12,000
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%
Agreement 20
License Co-Development Participation Agreements - Date of Funding	Jan. 27, 2021
License Co-Development Participation Agreements - Amount Funded	$ 25,000
License Co-Development Participation Agreements - Warrants | shares	75,000
License Co-Development Participation Agreements - Term	5 years
License Co-Development Participation Agreements - Exercise Price | $ / shares	$ 0.14
License Co-Development Participation Agreements - Revenue Share	0.38%
License Co-Development Participation Agreements - Minimum Payment Threshold	$ 7,500
License Co-Development Participation Agreements - Buy-back Premium % pre-18 mos	40.00%
License Co-Development Participation Agreements - Buy-back Premium % post 18 mos	50.00%